Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2022 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$118,187	$-	$118,187	$-
State and political subdivisions	34	-	34	-
Mortgage backed securities and collateralized mortgage obligations - residential	260,316	-	260,316	-
Corporate bonds	81,346	-	81,346	-
Small Business Administration - guaranteed participation securities	20,977	-	20,977	-
Other	653	-	653	-

Total securities available for sale	$481,513	$-	$481,513	$-

	Fair Value Measurements at December 31, 2021 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$59,179	$-	$59,179	$-
State and political subdivisions	41	-	41	-
Mortgage backed securities and collateralized mortgage obligations - residential	270,798	-	270,798	-
Corporate bonds	45,337	-	45,337	-
Small Business Administration - guaranteed participation securities	31,674	-	31,674	-
Other	684	-	684	-

Total securities available for sale	$407,713	$-	$407,713	$-

Assets Measured at Fair Value on Non-Recurring Basis	Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2022 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$2,061	$-	$-	$2,061	Sales comparison approach	Adjustments for differences between comparable sales	2% - 47% (18%)

Individually evaluated loans:
Real estate mortgage - 1 to 4 family	-	-	-	-	Sales comparison approach	Adjustments for differences between comparable sales	N/A

	Fair Value Measurements at December 31, 2021 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$362	$-	$-	$362	Sales comparison approach	Adjustments for differences between comparable sales	1% - 14% (6%)

Impaired loans:
Real estate mortgage - 1 to 4 family	-	-	-	-	Sales comparison approach	Adjustments for differences between comparable sales	N/A

Carrying Amounts and Estimated Fair Values of Financial Instruments
In accordance with ASC 825, the carrying amounts and estimated fair values (exit price) of financial instruments at December 31, 2022 and 2021 are as follows:

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2022 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$650,599	650,599	-	-	650,599
Securities available for sale	481,513	-	481,513	-	481,513
Held to maturity securities	7,707	-	7,580	-	7,580
Federal Reserve Bank and
Federal Home Loan Bank stock	5,797	N/A	N/A	N/A	N/A
Net loans	4,687,169	-	-	4,328,508	4,328,508
Accrued interest receivable	11,492	189	1,866	9,437	11,492
Financial liabilities:
Demand deposits	838,147	838,147	-	-	838,147
Interest bearing deposits	4,354,663	3,325,900	1,012,528	-	4,338,428
Short-term borrowings	122,700	-	122,700	-	122,700
Accrued interest payable	602	60	542	-	602

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2021 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$1,219,470	1,219,470	-	-	1,219,470
Securities available for sale	407,713	-	407,713	-	407,713
Held to maturity securities	9,923	-	10,695	-	10,695
Federal Reserve Bank and
Federal Home Loan Bank stock	5,604	N/A	N/A	N/A	N/A
Net loans	4,394,512	-	-	4,451,031	4,451,031
Accrued interest receivable	9,099	10	1,235	7,854	9,099
Financial liabilities:
Demand deposits	794,878	794,878	-	-	794,878
Interest bearing deposits	4,473,251	3,477,937	993,676	-	4,471,613
Short-term borrowings	244,686	-	244,686	-	244,686
Accrued interest payable	163	34	129	-	163